Risk Management and Financial Instruments - Foreign Exchange Risk (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Derivative [Line Items]
Fair Value	$ 5	$ (31)
Designated as a net investment hedge
Derivative [Line Items]
Cumulative translation adjustment recognized in AOCI	(12)	(67)
Designated as a net investment hedge | US$ denominated
Derivative [Line Items]
Notional amount	1,100	1,100
Fair Value	$ 1,165	$ 1,135